Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) from continuing operations before taxes:
United States operations	$ (25,615)	$ (6,924)	$ 14,042
Foreign operations	152,076	46,864	67,504
Income from continuing operations before taxes	126,461	39,940	81,546
Currently payable
United States federal	2,981	0	6,701
United States state and local	(1,038)	1,789	1,617
Foreign	26,906	17,317	16,592
Income tax expense (benefit)	28,849	19,106	24,910
Deferred
United States federal	(27,677)	(23,709)	(9,662)
United States state and local	(3,139)	(2,257)	(746)
Foreign	782	(19,708)	(7,388)
Deferred Income tax expense (benefit)	(30,034)	(45,674)	(17,796)
Income tax expense (benefit)	$ (1,185)	$ (26,568)	$ 7,114